Earnings Per Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares, Recognition and Retention Plan	612,097	571,262	560,767
Weighted average number of shares, treasury stock	1,964,825	1,300,222	1,256,418
Stock options having antidilutive effect on earnings per share	752,188	542,716	477,665